Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 190,380	$ 40,394	$ 80,303
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains (losses) on cash flow hedges, before tax	25,207	(50,067)	(3,969)
Reclassification adjustments on cash flow hedges, before tax	(9,774)	26,136	(6,228)
Cash flow hedges, before tax	15,433	(23,931)	(10,197)
Losses on marketable securities, before tax	0	(854)	(1,421)
Gains on pensions, before tax	1,325	886	929
Foreign currency translation adjustments, before tax	(108,045)	135,945	(65,910)
Other comprehensive (loss) income, before tax	(91,287)	112,046	(76,599)
Income tax relating to components of other comprehensive income (loss)	460	1,034	2,562
Total other comprehensive income (loss), after tax	(90,827)	113,080	(74,037)
Comprehensive income	99,553	153,474	6,266
Comprehensive (income) attributable to noncontrolling interest	0	0	(545)
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 99,553	$ 153,474	$ 5,721